Prepaid Expenses and Other Assets - Summary of Receivables, Prepayments and Other Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Prepaid Expense And Other Assets [Abstract]
Prepaid rental and deposits	¥ 109,327		¥ 66,591
Prepaid online marketing expenses	13,496		6,150
Advances	13,229		14,222
Interest receivables	2,045
Receivable from disposal of a subsidiary (Note 12)			6,000
Others	7,602		7,455
Prepaid expense and other assets	¥ 145,699	$ 22,395	¥ 100,418